INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSES (BENEFITS)

The income tax expenses (benefits) consist of the following components:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Current tax	317	733	18	2
Overprovision in prior years	-	-	(149)	(20)
Deferred tax	15	(1,791)	(982)	(126)
Total	332	(1,058)	(1,113)	(144)

SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Loss before income taxes	(612)	(7,072)	(6,636)	(854)
Tax at Hong Kong statutory tax rate of 16.5%	(101)	(1,167)	(1,095)	(141)
Reconciling items:
Effect of tax-exempt for the Company and its subsidiaries incorporated in Cayman Islands and British Virgin Islands	-	33	35	5
Adjustments in respect of current tax of previous years			(149)	(20)
Tax effect of Hong Kong concessionary tax rate	-	(165)	(12)	(2)
Tax effect of temporary difference	99	(13)	-	-
Tax effect of non-taxable income	(55)	(39)	(98)	(13)
Tax effect of non-deductible expense	389	293	206	27
Income tax expense	332	(1,058)	(1,113)	(144)

SCHEDULE OF COMPONENTS OF DEFERRED TAX

Significant components of deferred tax were as follows:

	Property and equipment	Allowance for expected credit losses	Net operating loss	Total	Total
	HKD’000	HKD’000	HKD’000	HKD’000	US$’000

As of January 1, 2022	329	-	-	329	42
Recognized in statements of loss	(15)	-	-	(15)	(2)

As of December 31, 2022	314	-	-	314	40
Recognized in statements of loss	(15)	1,806	-	1,791	231

As of December 31, 2023	299	1,806	-	2,105	271
Recognized in statements of loss	(112)	(236)	1,330	982	126

As of December 31, 2024	187	1,570	1,330	3,087	397